Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Summary of Segment Information
Segment information as of and for the years ended March 31, 2021, 2022 and 2023 is as follows:
As of and for the year ended March 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product s and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,787,283	¥8,567,205	¥2,494,294	¥321,737	¥13,170,519	¥—	¥13,170,519
Intersegment	—	212,144	12,494	20,107	244,745	(244,745)	—

Total	1,787,283	8,779,349	2,506,788	341,844	13,415,264	(244,745)	13,170,519

Segment profit (loss)	¥224,608	¥90,255	¥356,980	¥(11,635)	¥660,208	¥—	¥660,208

Share of profit of investments accounted for using the equity method	¥18,164	¥254,079	¥—	¥491	¥272,734	¥—	¥272,734
Segment assets	1,555,057	8,643,109	10,832,645	374,169	21,404,980	516,050	21,921,030
Investments accounted for using the equity method	88,476	796,036	—	6,490	891,002	—	891,002
Depreciation and amortization	68,258	515,241	825,975	15,644	1,425,118	—	1,425,118
Capital expenditures	48,800	500,431	2,006,264	11,609	2,567,104	—	2,567,104
Impairment losses on non-financial assets	726	19,999	(16,319)	357	4,763	—	4,763
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	(5,038)	—	(5,038)	—	(5,038)
As of and for the year ended March 31, 2022

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product s and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,185,253	¥9,147,498	¥2,820,667	¥399,278	¥14,552,696	¥—	¥14,552,696
Intersegment	—	213,095	2,656	22,480	238,231	(238,231)	—

Total	2,185,253	9,360,593	2,823,323	421,758	14,790,927	(238,231)	14,552,696

Segment profit (loss)	¥311,492	¥236,207	¥333,032	¥(9,499)	¥871,232	¥—	¥871,232

Share of profit of investments accounted for using the equity method	¥33,510	¥168,415	¥—	¥587	¥202,512	¥—	¥202,512
Segment assets	1,448,926	9,563,553	11,318,756	475,124	22,806,359	1,166,794	23,973,153
Investments accounted for using the equity method	104,535	855,309	—	7,560	967,404	—	967,404
Depreciation and amortization	65,423	510,755	883,712	17,018	1,476,908	—	1,476,908
Capital expenditures	49,203	410,169	2,028,700	15,748	2,503,820	—	2,503,820
Impairment losses on non-financial assets	(23)	13,097	1,874	276	15,224	—	15,224
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	9,282	—	9,282	—	9,282

As of and for the year ended March 31, 2023

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product s and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,908,983	¥10,593,519	¥2,954,098	¥451,125	¥16,907,725	¥—	¥16,907,725
Intersegment	—	188,198	2,046	25,307	215,551	(215,551)	—

Total	2,908,983	10,781,717	2,956,144	476,432	17,123,276	(215,551)	16,907,725

Segment profit (loss)	¥488,709	¥(16,629)	¥285,857	¥22,832	¥780,769	¥—	¥780,769

Share of profit of investments accounted for using the equity method	¥49,119	¥66,973	¥—	¥1,353	¥117,445	¥—	¥117,445
Segment assets	1,580,521	10,082,519	11,197,017	480,166	23,340,223	1,329,844	24,670,067
Investments accounted for using the equity method	110,665	795,973	—	9,308	915,946	—	915,946
Depreciation and amortization	65,746	600,617	908,942	21,571	1,596,876	—	1,596,876
Capital expenditures	59,101	613,351	1,546,683	14,386	2,233,521	—	2,233,521
Impairment losses on non-financial assets	4,662	24,777	5,259	91	34,789	—	34,789
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	27,018	—	27,018	—	27,018

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2021, 2022 and 2023 amounted to ¥696,327 million, ¥1,319,995 million and ¥1,462,656 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2021, 2022 and 2023 are ¥272,076 million, ¥118,378 million and ¥289,850 million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2021, 2022 and 2023 are ¥28,420 million, ¥11,295 million and ¥8,400 million respectively. These are related to Automobile business and aircraft and aircraft engines, which are included in Power product
s
and other businesses.

7.	Right-of-use assets are not included in Capital expenditures.

Sales Revenue by Product or Service Groups
Sales revenue by product or service groups of Honda for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
	2021	2022	2023
Motorcycles and relevant parts	¥1,658,871	¥2,066,557	¥2,742,572
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	128,412	118,696	166,411
Automobiles and relevant parts	9,746,374	10,582,764	12,093,972
Financial services	1,315,125	1,385,401	1,453,645
Power products and relevant parts	257,237	294,577	360,385
Others	64,500	104,701	90,740

Total	¥13,170,519	¥14,552,696	¥16,907,725

Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2021, 2022 and 2023 are as follows:
As of and for the year ended March 31, 2021

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,190,797	¥6,291,857	¥4,687,865	¥13,170,519
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,050,270	¥4,242,405	¥1,641,793	¥8,934,468
As of and for the year ended March 31, 2022

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,354,532	¥6,728,800	¥5,469,364	¥14,552,696
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,036,832	¥4,490,562	¥1,768,697	¥9,296,091
As of and for the year ended March 31, 2023

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,409,584	¥7,905,936	¥6,592,205	¥16,907,725
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,937,148	¥4,373,329	¥1,728,475	¥9,038,952

Supplemental Geographical Information Based on Location
In addition to the disclosure required by IFRS, Honda provides the following supplemental information for the financial statements users:
Supplemental geographical information based on the location of the Company and its subsidiaries
As of and for the year ended March 31, 2021

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,190,797	¥7,081,264	¥503,549	¥2,966,814	¥428,095	¥13,170,519	¥—	¥13,170,519
Inter-geographic areas	1,677,038	399,573	178,300	491,965	6,400	2,753,276	(2,753,276)	—

Total	3,867,835	7,480,837	681,849	3,458,779	434,495	15,923,795	(2,753,276)	13,170,519

Operating profit (loss)	¥(75,935)	¥455,888	¥27,460	¥251,886	¥(5,034)	¥654,265	¥5,943	¥660,208

Assets	¥5,295,475	¥12,209,455	¥677,066	¥3,267,417	¥482,918	¥21,932,331	¥(11,301)	¥21,921,030
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,050,270	¥5,039,085	¥60,790	¥666,795	¥117,528	¥8,934,468	¥—	¥8,934,468
As of and for the year ended March 31, 2022

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,354,532	¥7,618,932	¥602,695	¥3,393,323	¥583,214	¥14,552,696	¥—	¥14,552,696
Inter-geographic areas	2,004,754	471,255	98,516	662,124	9,925	3,246,574	(3,246,574)	—

Total	4,359,286	8,090,187	701,211	4,055,447	593,139	17,799,270	(3,246,574)	14,552,696

Operating profit (loss)	¥6,411	¥501,073	¥26,681	¥339,129	¥22,899	¥896,193	¥(24,961)	¥871,232

Assets	¥5,318,033	¥12,983,779	¥597,473	¥3,803,877	¥619,998	¥23,323,160	¥649,993	¥23,973,153
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,036,832	¥5,334,121	¥49,129	¥706,562	¥169,447	¥9,296,091	¥—	¥9,296,091

As of and for the year ended March 31, 2023

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,409,584	¥8,939,259	¥675,728	¥4,068,234	¥814,920	¥16,907,725	¥—	¥16,907,725
Inter-geographic areas	2,138,418	476,993	27,990	789,603	4,695	3,437,699	(3,437,699)	—

Total	4,548,002	9,416,252	703,718	4,857,837	819,615	20,345,424	(3,437,699)	16,907,725

Operating profit (loss)	¥25,821	¥258,805	¥(2,556)	¥408,728	¥58,935	¥749,733	¥31,036	¥780,769

Assets	¥5,306,084	¥13,467,383	¥648,614	¥3,771,171	¥690,904	¥23,884,156	¥785,911	¥24,670,067
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,937,148	¥5,192,731	¥47,869	¥685,311	¥175,893	¥9,038,952	¥—	¥9,038,952

Explanatory notes:

1.	Major countries in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, Belgium, Italy, France
Asia	Thailand, China, India, Vietnam, Malaysia
Other Regions	Brazil, Australia

2.
Operating profit (loss) of each geographical region is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs.

3.	Assets of each geographical region are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets.
4.	Sales revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.
Reconciling items include elimination of inter-geographic transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2021, 2022 and 2023 amounted to ¥696,327 million, ¥1,319,995 million and ¥1,462,656 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.